Stock-Based Compensation Plans (Tables)	6 Months Ended
Jul. 31, 2025
Stock-Based Compensation Plans
Schedule of estimated stock-based compensation expense recognized in condensed consolidated statement of operations

	Three Months Ended		Six Months Ended
	July 31,	July 31,	July 31,	July 31,
	2025	2024	2025	2024
Cost of revenues	375	386	692	652
Sales and marketing	1,487	1,768	2,867	2,980
Research and development	679	740	1,219	1,235
General and administrative	1,912	2,614	4,041	4,410
Effect on net income	4,453	5,508	8,819	9,277

Schedule of weighted-average assumptions

	Six Months Ended
	July 31,	July 31,
	2025	2024

Expected dividend yield (%)	—	—
Expected volatility (%)	28.3	30.0
Risk-free rate (%)	2.8	3.7
Expected option life (years)	5	5

Schedule of stock option activity

			Weighted-	Aggregate
	Number of	Weighted-	Average	Intrinsic
	Stock	Average	Remaining	Value
	Options	Exercise	Contractual	(in
	Outstanding	Price	Life (years)	millions)
Balance at January 31, 2025	1,501,901	$61.06	3.8	$91.6
Granted	382,191	$101.20
Exercised	(204,845)	$40.57
Forfeited	(61,292)	$77.35
Expired	(151)	$77.12
Balance at July 31, 2025	1,617,804	$71.73	4.2	$53.4

Vested or expected to vest at July 31, 2025	1,617,804	$71.73	4.2	$53.4

Exercisable at July 31, 2025	903,025	$57.02	2.9	$43.1

Schedule of performance share units activity

		Weighted-	Weighted-	Aggregate
		Average	Average	Intrinsic
	Number of	Granted	Remaining	Value
	PSUs	Date Fair	Contractual	(in
	Outstanding	Value	Life (years)	millions)
Balance at January 31, 2025	1,008,645	$62.92	4.6	$123.1
Granted	103,558	$120.70
Performance units issued	58,628	$60.81
Exercised	(121,829)	$39.64
Forfeited	(36,734)	$111.17
Balance at July 31, 2025	1,012,268	$69.33	4.9	$106.0

Vested or expected to vest at July 31, 2025	1,012,268	$69.32	4.9	$106.0

Exercisable at July 31, 2025	758,984	$51.52	3.7	$79.5

Schedule of restricted share units activity

		Weighted-	Weighted-	Aggregate
		Average	Average	Intrinsic
	Number of	Granted	Remaining	Value
	RSUs	Date Fair	Contractual	(in
	Outstanding	Value	Life (years)	millions)
Balance at January 31, 2025	489,689	$48.48	5.0	$59.8
Granted	69,355	$101.07
Exercised	(67,992)	$28.46
Forfeited	(17,053)	$93.91
Balance at July 31, 2025	473,999	$56.71	5.5	$49.6

Vested or expected to vest at July 31, 2025	473,999	$56.71	5.5	$49.6

Exercisable at July 31, 2025	359,621	$45.20	4.4	$37.6

Schedule of cash settled restricted share unit plan activity

		Weighted-
		Average
	Number of	Remaining
	CRSUs	Contractual
	Outstanding	Life (years)
Balance at January 31, 2025	12,017	1.7
Granted	9,050
Vested and settled in cash	(3,735)
Forfeited	(148)
Balance at July 31, 2025	17,184	2.1

Non-vested at July 31, 2025	17,184	2.1